Stockholders' Equity - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 02, 2017
Stockholders Equity Note [Line Items]
Common stock, shares authorized	90,000,000	90,000,000
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, dividend declared	$ 0
Repurchase of common stock, value		$ 54,600,000	$ 28,700,000
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value (in usd per share)	$ 0.01	$ 0.01
Preferred stock, shares issued	0	0
Common Stock
Stockholders Equity Note [Line Items]
Stock repurchase program, authorized amount under administrative repurchase plan		$ 50,000,000
Stock repurchase program, expected annual cap				$ 150,000,000
Repurchase of common stock, shares acquired	0	1,200,000	600,000
Common Stock | Maximum
Stockholders Equity Note [Line Items]
Stock repurchase program, authorized amount		$ 400,000,000		$ 400,000,000